July 17, 2012

Global X SuperIncome Preferred ETF

NYSE Arca, Inc: SPFF

2012 Summary Prospectus

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund (including the Fund’s statement of additional information) online at http://www.globalxfunds.com/investorrelations.php. You can also get this information at no cost by calling 1-888-GX-FUND-1 or by sending an e-mail request to info@globalxfunds.com. The Fund’s prospectus and statement of additional information, both dated April 25, 2012, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

FUND SUMMARY

Global X SuperIncome Preferred ETF

Ticker: SPFF Exchange: NYSE Arca, Inc.

INVESTMENT OBJECTIVE

The Global X SuperIncome Preferred ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Enhanced Yield North American Preferred Stock Index (“Underlying Index”).

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:	0.58%
Distribution and Service (12b-1) Fees:	None
Other Expenses: 1	0.00%
Total Annual Fund Operating Expenses:	0.58%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$59	$186

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest at least 80% of its total assets in the securities of the Underlying Index and in ADRs and GDRs based on the securities in the Underlying Index. Moreover, at least 80% of the Fund’s total assets will be invested in preferred securities. The Fund’s 80% investment policies are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Underlying Index tracks the performance of the highest yielding preferred securities in the United States and Canada, as determined by Standard & Poor’s (“Index Provider”). The Underlying Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the Index Provider. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock. As of March 31, 2012, the Underlying Index had 50 constituents. The Fund’s investment objective and Underlying Index may be changed without shareholder approval.

1	“Other Expenses” reflect estimated expenses for the Fund’s first fiscal year of operations.

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In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders, and which takes precedence over common stock in the event of the company’s liquidation. Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance. The Underlying Index may include many different categories of preferred stock, such as floating and fixed rate preferreds, perpetual preferred stock, trust preferred securities, cumulative and non-cumulative preferreds or preferred stocks with a callable or conversion feature.

The Index Provider is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”).

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include country weightings, market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund’s Strategies and Risks section of the Prospectus and in the Statement of Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

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Concentration Risk: To the extent that the Fund's investments are concentrated in a particular country, market, industry or asset class, the Fund will be susceptible to loss due to adverse occurrences affecting that country, market, industry or asset class.

Currency Risk: Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if Canada's currency depreciates against the U.S. dollar.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Financial Sector Risk: Performance of companies in the financial sector may be adversely impacted by many factors, including government regulations, economic conditions, changes in interest rates, and decreased liquidity in credit markets. This sector experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation of any individual financial company or on the sector as a whole cannot be predicted.

Foreign Financial Institution Risk: Certain of the companies that comprise the Underlying Index may be issued by foreign financial institutions. Therefore, the Fund may be subject to the risks of investing in securities issued by foreign companies, which may not be subject to the same regulations as companies domiciled in the U.S. The health of many foreign financial institutions is often tied closely with the financial stability of the local economy in which they are domiciled, and therefore are subject to additional risks including but not limited to: policy changes, slow economic growth, and high levels of debt.

Foreign Security Risk: Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States’ exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. The Fund may lose value due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in Canada.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser’s investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. As interest rates rise, the value of the preferred stocks held by the Fund are likely to decline. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock.

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Risk of High Dividend Yield Stocks: High yielding stocks are often speculative, high risk investments. These companies can be paying out more than they can support and may reduce their dividends or stop paying dividends at any time, which could have a material adverse effect on the stock price of these companies and the Fund’s performance.

Risks Related to Investing in Canada: Any negative changes in the natural resources markets could have an adverse impact on the Canadian economy. The Canadian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. Past demands for sovereignty by the province of Quebec have significantly affected equity valuations and foreign currency movements in the Canadian market.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Small- and Mid-Capitalization Companies Risk: Small and mid-capitalization companies may have greater volatility in price than the stocks of large-capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Tracking Error Risk: The performance of the Fund may diverge from that of the Underlying Index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

FUND MANAGEMENT

Investment Adviser: Global X Management Company LLC.

Portfolio Managers: The professionals primarily responsible for the day-to-day management of the Fund are Bruno del Ama and Jose C. Gonzalez (“Portfolio Managers”). Mr. del Ama, who is Chief Executive Officer of the Adviser, and Mr. Gonzalez, who is Chief Operating Officer of the Adviser, have been Portfolio Managers of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

Shares will be listed and traded at market prices on an exchange. Shares may only be purchased and sold on the exchange through a broker-dealer. The price of Shares is based on market price, and because exchange-traded fund Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Only Authorized Participants who have entered into agreements with the Fund’s distributor, SEI Investments Distribution Co. ("Distributor"), may engage in creation or redemption transactions directly with the Fund. The Fund will only issue or redeem Shares that have been aggregated into blocks of 50,000 Shares or multiples thereof ("Creation Units"). The Fund will issue or redeem Creation Units in return for a basket of cash and/or securities that the Fund specifies each Business Day.

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TAX INFORMATION

The Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account ("IRA").

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Adviser and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of the Fund’s Shares and related services. These payments may create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

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Global X Funds

The World in Your Hands

www.globalxfunds.com

1-888-GX-FUND-1

info@globalxfunds.com